                               Filed with the Securities and Exchange Commission on January 14, 2005
Registration No. 333-71672                                                              Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                        Post-Effective No. 7
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                         Amendment No. 108

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                   --------------------------------------------------------------
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                            -------------------------------------------
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                          -----------------------------------------------
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                           --------------
                                                   (Depositor's Telephone Number)

                                               TIMOTHY P. HARRIS, CHIEF LEGAL OFFICER
                                          One Corporate Drive, Shelton, Connecticut 06484
                                          -----------------------------------------------
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                         ROBIN WAGNER, ESQ.
                                                VICE PRESIDENT AND CORPORATE COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-7176
                                   --------------------------------------------------------------

                                    Approximate Date of Proposed Sale to the Public: Continuous

                           It is proposed that this filing become effective:  (check appropriate space)
                                       immediately upon filing pursuant to paragraph (b) of Rule 485
                                    [x] on  January 15, 2005 pursuant to paragraph (b) of Rule 485
                                    []  60 days after filing pursuant to paragraph (a) (i) of Rule 485 on ______________ pursuant to paragraph (a) (i) of Rule 485
                                    []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    []  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    []  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                               Title of Securities Being Registered:
                                            Units of interest in Separate Accounts under variable annuity contracts.

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ASLII

                                                               Note:

Registrant  is filing  this  Post-Effective  Amendment  No. 7 to the  Registration  Statement  for the purpose of  including  in the
Registration  Statement a Prospectus  Supplement,  which adds a new living  benefit and a new death benefit to the disclosure in the registration  statement.  The  prospectuses,  statements  of  additional  information  and  Part  C  that  were  filed  as  part  of
Post-Effective  Amendment  No. 5 filed  with the SEC on April 20,  2004 and  Post-Effective  Amendment  No. 6 filed  with the SEC on
November 12, 2004 are hereby  incorporated  by  reference.  Other than as set forth  herein,  this  Post-Effective  Amendment to the
Registration Statement does not amend or delete any other part of the Registration Statement.

                                             Supplement to Prospectus Dated May 1, 2004
                                                 Supplement dated February 28, 2005

This  Supplement  updates the  Prospectus and Statement of Additional  Information  for the American  Skandia  LifeVest(R)II variable annuity product.

This  Supplement  should be  retained  with the current  Prospectus  for your  Annuity  issued by American  Skandia  Life  Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

NEW INSURANCE  FEATURES.  We are adding the Lifetime Five Income Benefit ("Lifetime  Five"),  under which the Owner can make certain withdrawals and receive certain income payments  regardless of market-based  declines in contract value. In addition,  we are adding the Highest  Daily Value  ("HDV")  death  benefit,  under which the death  benefit may be  "stepped-up"  on a daily basis to reflect
increasing contract value.   We use certain defined terms to describe the benefits, which we set out below.

I.    OPTIONAL BENEFIT FEES AND CHARGES:  The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES"
table in the "Summary of Contract Fees and Charges" Section of the Prospectus as follows:

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                                                YOUR OPTIONAL BENEFIT FEES AND CHARGES
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------------------------------------------------------------------------------------------- --------------------- ----------------------
                                     Optional Benefit                                         Optional Benefit    Total Annual Charge*
                                                                                                    Fee/
                                                                                                   Charge
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
LIFETIME FIVE INCOME BENEFIT**                                                                0.60% of average            2.25%
We  offer a  program  that  guarantees  your  ability  to  withdraw  amounts  equal  to a   daily net assets of
percentage of an initial principal value,  regardless of the impact of market performance     the Sub-accounts
on your Account  Value,  subject to our program rules  regarding the timing and amount of withdrawals.
------------------------------------------------------------------------------------------- --------------------- ----------------------
------------------------------------------------------------------------------------------- --------------------- ----------------------
HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")**                                                   0.50% of average            2.15%
We offer an Optional Death Benefit under which the death benefit may be  "stepped-up"  on   daily net assets of
a daily basis to reflect increasing contract value.                                           the Sub-accounts
------------------------------------------------------------------------------------------- --------------------- ----------------------
*    The Total Annual Charge includes the Insurance  Charge and  Distribution  Charge assessed  against the average daily net assets allocated to the  Sub-accounts.  If you elect more than one  optional  benefit,  the Total Annual  Charge would be increased to include the charge for each optional benefit.
**   These optional benefits are not available under the Qualified BCO.

II.   EXPENSE EXAMPLES:  The "Expense Examples" Section of the Prospectus is revised in its entirety as follows:

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on  specific  assumptions.  The  examples  reflect  the  Contingent  Deferred  Sales  Charges  ("CDSC")  (when applicable),  Annual  Maintenance  Fee,  Insurance  Charge,  and the maximum  total  annual  portfolio  operating  expenses  for the underlying  Portfolio  (shown above),  as well as the maximum  charges for the optional  benefits that are offered under the Annuity that can be elected in combination with one another.  The Securities and Exchange Commission ("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
1.65% per year; (c) the Annual  Maintenance Fee (when applicable) is reflected as an asset-based  charge based on an assumed average contract  size;  (d) you make no  withdrawals  of Account  Value during the period shown;  (e) you make no  transfers,  withdrawals, surrender  or other  transactions  for which we charge a fee during the period  shown;  (f) no tax charge  applies;  (g) the maximum total annual portfolio  operating  expenses for the underlying  Portfolio  (shown above) are reflected;  and (h) the charge for each optional  benefit is reflected as an additional  charge equal to 0.60% of the average daily net assets of the  Sub-accounts  for the
Lifetime Five Income and 0.50% per year of the average  daily net assets of the  Sub-accounts  for the Highest Daily Value.  Amounts shown in the examples are rounded to the nearest dollar.

Expense  Examples  are  provided as follows:  1.) if you  surrender  the  Annuity at the end of the stated time  period;  2.) if you annuitize at the end of the stated time period; and 3.) if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL  EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU DO NOT ELECT ALL OF THE OPTIONAL  BENEFITS
AVAILABLE OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $768                        $2,241                      $3,632                     $6,785
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $768                        $2,241                      $3,632                     $6,785
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        $768                        $2,241                      $3,632                     $6,785
            ----------------------------- --------------------------- --------------------------- --------------------------

III.  New Living Benefit Program:

1.    All references in the prospectus to the number of available  living  benefits are changed from three optional  Living Benefits to four optional Living Benefits.
2.    The Lifetime Five Income Benefit  cannot be elected in  conjunction  with any other  optional  Living  Benefit,  therefore all references in the prospectus that reflect the availability of the optional Living Benefits are revised accordingly.
3.    The following  description of the new optional Living Benefit is added as the last section under "Living Benefit  Programs" in the Prospectus:

LIFETIME FIVE INCOME BENEFIT (LIFETIME FIVE)

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The Lifetime  Five Income  Benefit  program  described  below is only being  offered in those  jurisdictions  where we have received regulatory  approval  and  will be  offered  subsequently  in other  jurisdictions  when we  receive  regulatory  approval  in those jurisdictions.  Certain terms and conditions may differ between  jurisdictions  once approved.  The program can only be elected once each annuity  year and only where the  Annuitant  and the Owner are the same person or the Owner is an entity.  The  Annuitant  must be at least 45 years old when the program is elected.  The Lifetime  Five Income  Benefit  program is not available if you elect the
Guaranteed Return Option,  Guaranteed Return Option Plus,  Guaranteed  Minimum  Withdrawal  Benefit or the Guaranteed Minimum Income
Benefit rider.  As long as your Lifetime Five Income Benefit is in effect,  you must allocate your Account Value in accordance  with an eligible  model under our asset  allocation  programs,  which are generally  described in the "Do You Offer Any Asset  Allocation
Programs?"  Section of the Prospectus.  For further  information on asset allocation  programs,  please consult with your investment professional or call 1-800-766-4530.
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We offer a program that  guarantees  your ability to withdraw  amounts equal to a percentage of an initial  principal  value (called the "Protected  Withdrawal  Value"),  regardless of the impact of market  performance on your Account Value,  subject to our program rules  regarding  the timing and amount of  withdrawals.  There are two options - one is  designed  to provide an annual  withdrawal amount for life (the "Life  Income  Benefit")  and the other is designed to provide a greater  annual  withdrawal  amount as long as there is Protected  Withdrawal Value (adjusted as described below) (the "Withdrawal  Benefit").  If there is no Protected Withdrawal
Value,  the  withdrawal  benefit  will be zero.  You do not choose  between  these two  options;  each  option  will  continue to be available as long as the Annuity has an Account  Value and the Lifetime  Five is in effect.  Certain  benefits  under  Lifetime Five may remain in effect  even if the  Account  Value of the  Annuity is zero.  The  program  may be  appropriate  if you intend to make periodic  withdrawals  from your Annuity and wish to ensure that market  performance  will not affect your ability to receive annual payments.  You are not required to make  withdrawals  as part of the program - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the program.

KEY FEATURE - Protected Withdrawal Value
The  Protected  Withdrawal  Value is initially  used to determine  the amount of each initial  annual  payment under the Life Income
Benefit and the  Withdrawal  Benefit.  The  initial  Protected  Withdrawal  Value is  determined  as of the date you make your first withdrawal  under the Annuity  following  your election of Lifetime  Five. The initial  Protected  Withdrawal  Value is equal to the greater of (A) the Account Value on the date you elect Lifetime Five, plus any additional  Purchase  Payments each growing at 5% per year from the date of your election of the program,  or application of the Purchase  Payment to your Annuity,  as applicable,  until the date of your first  withdrawal or the 10th  anniversary  of the benefit  effective  date, if earlier (B) the Account Value as of the date of the first  withdrawal  from your Annuity,  prior to the  withdrawal,  and (C) the highest  Account Value on each Annuity anniversary  prior the first  withdrawal or on the first 10 Annuity  anniversaries if earlier than the date of your first withdrawal after the benefit effective date.  Each value is increased by the amount of any subsequent Purchase Payments.

o     If you elect the Lifetime Five program at the time you purchase your Annuity,  the Account Value will be your initial Purchase
         Payment.
o     For existing  Owners who are  electing  the  Lifetime  Five  benefit,  the Account  Value on the date of your  election of the
         Lifetime Five program will be used to determine the initial Protected Withdrawal Value.
o     If you make additional Purchase Payments after your first withdrawal,  the Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.

You may elect to step-up your  Protected  Withdrawal  Value if, due to positive  market  performance,  your Account Value is greater than the Protected  Withdrawal  Value.  You are eligible to step-up the Protected  Withdrawal  Value on or after the 5th anniversary of the first  withdrawal  under the Lifetime Five program.  The Protected  Withdrawal  Value can be stepped up again on or after the
5th anniversary  following the preceding step-up. If you elect to step-up the Protected  Withdrawal Value under the program,  and on the date you elect to step-up,  the charges  under the Lifetime  Five program have changed for new  purchasers,  your program may be subject to the new charge going forward.

Upon  election of the step-up,  we increase  the  Protected  Withdrawal  Value to be equal to the then current  Account  Value.  For example,  assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000,  reducing the Protected  Withdrawal Value to $60,000.  On the date you are eligible to step-up the Protected  Withdrawal  Value,  your Account
Value is equal to $75,000.  You could elect to step-up the Protected  Withdrawal  Value to $75,000 on the date you are eligible.  If your current  Annual  Income  Amount and Annual  Withdrawal  Amount are less than they would be if we did not reflect the step-up in
Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

The Protected  Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar  basis up to 7% per Annuity Year of the Protected  Withdrawal  Value and on the greater of a  dollar-for-dollar  basis or a pro rata basis for withdrawals in an Annuity
Year in excess of that amount until the Protected  Withdrawal Value is reduced to zero. At that point the Annual  Withdrawal  Amount will be zero until such time (if any) as the  Annuity  reflects  a  Protected  Withdrawal  Value (for  example,  due to a step-up or additional Purchase Payments being made into the Annuity).

KEY FEATURE -Annual Income Amount under the Life Income Benefit
The initial  Annual Income Amount is equal to 5% of the initial  Protected  Withdrawal  Value.  Under the Lifetime Five program,  if your  cumulative  withdrawals  in an Annuity  Year are less than or equal to the Annual  Income  Amount,  they will not reduce  your
Annual  Income  Amount in  subsequent  Annuity  Years.  If your  cumulative  withdrawals  are in excess of the Annual  Income Amount
("Excess  Income"),  your  Annual  Income  Amount in  subsequent  years will be reduced  (except  with  regard to  required  minimum distributions)  by the result of the ratio of the Excess  Income to the Account  Value  immediately  prior to such  withdrawal  (see examples of this  calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.
A withdrawal  can be  considered  Excess Income under the Life Income  Benefit even though it does not exceed the Annual  Withdrawal
Amount under the  Withdrawal  Benefit.  When you elect a step-up,  your Annual Income  Amount  increases to equal 5% of your Account
Value after the step-up if such amount is greater than your Annual Income  Amount.  Your Annual Income Amount also  increases if you make additional  Purchase  Payments.  The amount of the increase is equal to 5% of any additional  Purchase  Payments.  Any increase will be added to your Annual  Income  Amount  beginning on the day that the step-up is effective or the Purchase  Payment is made. A determination  of  whether  you have  exceeded  your  Annual  Income  Amount  is made at the time of each  withdrawal;  therefore  a subsequent  increase in the Annual Income  Amount will not offset the effect of a withdrawal  that exceeded the Annual Income Amount at the time the withdrawal was made.

KEY FEATURE -Annual Withdrawal Amount under the Withdrawal Benefit
The initial Annual  Withdrawal Amount is equal to 7% of the initial  Protected  Withdrawal  Value.  Under the Lifetime Five program, if your cumulative  withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected  Withdrawal
Value will be reduced on a  dollar-for-dollar  basis. If your cumulative  withdrawals are in excess of the Annual  Withdrawal Amount
("Excess  Withdrawal"),  your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess  Withdrawal to the Account Value  immediately  prior to such  withdrawal (see the examples of this calculation  below).  Reductions  include the actual amount of the withdrawal,  including any CDSC that may apply.  When you elect a step-up,  your Annual  Withdrawal  Amount  increases to equal 7% of your  Account  Value after the step-up if such amount is greater than your Annual  Withdrawal  Amount.  Your Annual Withdrawal Amount also increases if you make additional  Purchase  Payments.  The amount of the increase is equal to 7% of any  additional  Purchase  Payments.  A  determination  of whether you have  exceeded  your
Annual Withdrawal Amount is made at the time of each withdrawal;  therefore,  a subsequent  increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

The  Lifetime  Five program  does not affect your  ability to make  withdrawals  under your Annuity or limit your ability to request withdrawals  that exceed the Annual  Income  Amount and the Annual  Withdrawal  Amount.  You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual Withdrawal Amount under the Withdrawal  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent  Annuity Years.  However,  because the Protected  Withdrawal  Value is only reduced by the actual amount of withdrawals  you make under these  circumstances,  any unused Annual  Withdrawal  Amount may extend the period of time until the remaining  Protected  Withdrawal  Value is reduced to zero.
|X|   If,  cumulatively,  you withdraw an amount less than the Annual  Income  Amount  under the Life Income  Benefit in any Annuity
     Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent  Annuity Years.  However,  because the
     Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these  circumstances,  any unused
     Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

The following examples of dollar-for-dollar and proportional reductions and the step-up of the Protected Withdrawal Value, Annual
Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of the Lifetime Five program are
February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.)
the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.)  the Account Value on March 1,
2011 is equal to $240,000.

The initial Protected Withdrawal Value is calculated as the greatest of (a), (b) and (c):

(a)   Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) =
         $250,000 * 1.05(393/365) = $263,484.33
(b)   Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
(c)   Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

Therefore, the initial Protected Withdrawal Value is equal to $265,000.  The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000).  The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of
$265,000).

Example 1.  Dollar-for-dollar reduction

If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $10,000 = $8,550
     Annual Withdrawal Amount for future Annuity Years remains at $18, 550

     Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000 = $3,250
     Annual Income Amount for future Annuity Years remains at $13,250

     Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

Example 2. Dollar-for-dollar and proportional reductions

(a)   If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 - $15,000 = $3,550
     Annual Withdrawal Amount for future Annuity Years remains at $18,550

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 = $1,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Income/Account Value before Excess Income* Annual Income Amount = $1,750 /
         ($263,000 - $13,250) * $13,250 = $93
     Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

     Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

(b)   If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:

     Remaining Annual Withdrawal Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
     Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value before Excess Withdrawal * Annual Withdrawal Amount =
         $6,450 / ($263,000 - $18,550) * $18,550 = $489
     Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061

     Remaining Annual Income Amount for current Annuity Year = $0
     Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future
         Annuity Years.
     Reduction to Annual Income Amount = Excess Income/ Account Value before Excess Income* Annual Income Amount = $11,750 /
         ($263,000 - $13,250) * $13,250 = $623
     Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627

     Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount ($18,550) from $265,000 to $246,450.  It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction.
     Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
     Proportional reduction = Excess Withdrawal / Account Value before Excess Withdrawal * Protected Withdrawal Value = $6,450 /
         ($263,000 - $18,550) * $246,450 = $6,503
     Protected Withdrawal Value = $246,450 - max {$6,450, $6,503} = $239,947

Example 3.  Step-up of the Protected Withdrawal Value

If the Annual Income Amount ($13,250) is withdrawn each year starting on March 1, 2006 for a period of 5 years, the Protected
Withdrawal Value on March 1, 2011 would be reduced to $198,750 {$265,000 - ($13,250 * 5)}.  If a step-up is elected on March 1,
2011, then the following values would result:

Protected Withdrawal Value = Account Value on March 1, 2011 = $240,000

Annual Income Amount is equal to the greater of the current Annual Income Amount or 5% of the stepped up Protected Withdrawal
     Value.  Current Annual Income Amount is $13,250.  5% of the stepped-up Protected Withdrawal Value is 5% of $240,000, which is
     $12,000.  Therefore, the Annual Income Amount remains $13,250.

Annual Withdrawal Amount is equal to the greater of the current Annual Withdrawal Amount or 7% of the stepped up Protected
     Withdrawal Value.  Current Annual Withdrawal Amount is $18,550.  7% of the stepped-up Protected Withdrawal Value is 7% of
     $240,000, which is $16,800.  Therefore the Annual Withdrawal Amount remains $18,550.

BENEFITS UNDER THE LIFETIME FIVE PROGRAM
----------------------------------------

o     If your  Account  Value is equal to zero,  and the  cumulative  withdrawals  in the current  Annuity Year are greater than the
          Annual Withdrawal Amount,  the Lifetime Five program will terminate.  To the extent that your Account Value was reduced to zero as a result of cumulative  withdrawals  that are equal to or less than the Annual Income Amount and amounts are still payable  under both the Life Income  Benefit and the  Withdrawal  Benefit,  you will be given the choice of receiving  the payments  under the Life  Income  Benefit or under the  Withdrawal  Benefit.  Once you make this  election we will make an additional  payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual  Withdrawal  Amount for the Annuity  Year,  if any,  depending on the option you choose.  In  subsequent  Annuity  Years we make payments that equal either the Annual Income Amount or the Annual  Withdrawal  Amount as described in this  Supplement.  You will not be able to change the option after your election and no further  Purchase  Payments will be accepted  under your Annuity.  If you do not make an  election,  we will pay you  annually  under the Life Income  Benefit.  To the extent  that  cumulative withdrawals  in the current  Annuity Year that reduced your Account  Value to zero are more than the Annual  Income Amount but less than or equal to the Annual  Withdrawal  Amount and amounts are still payable under the Withdrawal  Benefit,  you will receive the payments under the  Withdrawal  Benefit.  In the year of a withdrawal  that reduced your Account Value to zero, we will make an additional  payment to equal any remaining Annual  Withdrawal  Amount and make payments equal to the
          Annual  Withdrawal  Amount in each subsequent year (until the Protected  Withdrawal Value is depleted).  Once your Account
          Value equals zero no further Purchase Payments will be accepted under your Annuity.
o     If annuity  payments are to begin under the terms of your  Annuity or if you decide to begin  receiving  annuity  payments and there is any Annual Income Amount due in subsequent  Annuity Years or any remaining  Protected  Withdrawal  Value, you can elect to either:
(1)   apply your Account Value to any annuity option available; or
(2)   request  that,  as of the date annuity  payments are to begin,  we make annuity  payments each year equal to the Annual Income
                      Amount.  We make such annuity payments until the Annuitant's death; or
(3)   request that, as of the date annuity  payments are to begin, we pay out any remaining  Protected  Withdrawal  Value as annuity payments.  Each year  such  annuity  payments  will  equal  the  Annual  Withdrawal  Amount  or the  remaining
                      Protected  Withdrawal  Value if less.  We make such  annuity  payments  until the  earlier of the  Annuitant's death or the date the Protected Withdrawal Value is depleted.

                  We must receive your request in a form acceptable to us at our Office.

o     In the absence of an election when mandatory  annuity  payments are to begin, we will make annual annuity payments as a single life fixed  annuity with five  payments  certain  using the greater of the annuity  rates then  currently  available or the annuity  rates  guaranteed in your  Annuity.  The amount that will be applied to provide such annuity  payments will be the greater of:

                  (1)      the present value of future Annual Income Amount  payments.  Such present value will be calculated  using the greater of the single life fixed  annuity  rates then  currently  available  or the single life fixed  annuity rates guaranteed in your Annuity; and
                  (2)      the Account Value.

o     If no withdrawal was ever taken, we will determine a Protected  Withdrawal  Value and calculate an Annual Income Amount and an
         Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

Other Important Considerations
o     Withdrawals  under the Lifetime  Five program are subject to all of the terms and  conditions  of the Annuity,  including  any
         CDSC.
o     Withdrawals made while the Lifetime Five program is in effect will be treated, for tax purposes,  in the same way as any other withdrawals  under the  Annuity.  The  Lifetime  Five  program does not  directly  affect the  Annuity's  Account  Value or
         Surrender  Value,  but any withdrawal will decrease the Account Value by the amount of the withdrawal  (plus any applicable
         CDSC).  If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
o     You can make withdrawals from your Annuity while your Account Value is greater than zero without  purchasing the Lifetime Five program.  The Lifetime Five program  provides a guarantee  that if your Account Value  declines due to market  performance, you will be able to receive  your  Protected  Withdrawal  Value or Annual  Income  Amount in the form of  periodic  benefit payments.
o     You must  allocate your Account Value in accordance  with an eligible  model under our asset  allocation  programs in order to elect and maintain the Lifetime Five program.  Our asset allocation  programs are described  generally in the "Do You Offer
         Any Asset Allocation  Programs?" Section of the Prospectus.  For further information on asset allocation  programs,  please consult with your investment professional or call 1-800-766-4530.

Election of the Program
The Lifetime  Five program can be elected at the time that you purchase your Annuity.  We also offer  existing  Owners the option to elect the Lifetime Five program after the Issue Date of their  Annuity,  subject to our  eligibility  rules and  restrictions.  Your
Account Value as the date of election  will be used as a basis to calculate  the initial  Protected  Withdrawal  Value,  the initial
Protected Annual Withdrawal Amount, and the Annual Income Amount.

Termination of the Program
The program terminates  automatically  when your Protected  Withdrawal Value and Annual Income Amount equals zero. You may terminate the program at any time by notifying us. If you terminate the program,  any guarantee  provided by the benefit will  terminate as of the date the termination is effective.  The program  terminates upon your surrender of the Annuity,  upon the death of the Annuitant
(but your  surviving  spouse may elect a new  Lifetime  Five if your spouse  elects the spousal  continuance  option and your spouse would then be  eligible to elect the  benefit if he or she was a new  purchaser),  upon a change in  ownership  of the Annuity  that changes the tax  identification  number of the Owner,  upon change in the Annuitant or upon your election to begin receiving annuity payments.

The charge for the Lifetime Five program will no longer be deducted from your Account Value upon termination of the program.

Additional Tax Considerations for Qualified Contracts
If you purchase an Annuity as an  investment  vehicle for  "qualified"  investments,  including an IRA,  SEP-IRA,  or Tax  Sheltered
Annuity (or 403(b)),  the minimum  distribution  rules under the Code require that you begin  receiving  periodic  amounts from your
Annuity  beginning after age 70 1/2. The amount required under the Code may exceed the Annual  Withdrawal  Amount and the Annual Income
Amount,  which will cause us to  increase  the Annual  Income  Amount and the  Annual  Withdrawal  Amount in any  Annuity  Year that required  minimum  distributions  due from your Annuity are greater than such amounts.  Any such payments will reduce your Protected
Withdrawal  Value. In addition,  the amount and duration of payments under the annuity  payment and death benefit  provisions may be adjusted so that the  payments do not trigger any penalty or excise  taxes due to tax  considerations  such as minimum  distribution requirements.

IV.   NEW DEATH BENEFIT PROGRAM: The following is added as a new section under "Optional Death Benefits":

HIGHEST DAILY VALUE DEATH BENEFIT (HDV)
1.    All  references in the  prospectus to the number of available  optional  death  benefits are changed from three optional Death
         Benefits to four optional Death Benefits.
2.    The Highest Daily Value Death  Benefit  cannot be elected in  conjunction  with any other  optional  death  benefit,  with the exception of the Enhanced  Beneficiary  Protection  death benefit and cannot be elected in conjunction with the GRO and GRO
         Plus living  benefits;  therefore all  references in the  prospectus  that reflect the  availability  of the optional death benefits and living benefits are revised accordingly.
3.    The following  description of the new optional death benefit is added as the last section under  "Optional  Death Benefits" in the Prospectus.

     Highest Daily Value Death Benefit ("HDV")
------------------------------------------------------------------------------------------------------------------------------------
Currently  HDV can only be elected at the time you purchase  your  Annuity.  If the Annuity has one Owner,  the Owner must be age 79 or less at the time the Highest  Daily Value Death  Benefit is  elected.  If the Annuity has joint  Owners,  the older Owner must be age 79 or less.  If there are Joint  Owners,  death of the Owner refers to the first to die of the Joint  Owners.  If the Annuity is owned by an entity, the Annuitant must be age 79 or less and death of the Owner refers to the death of the Annuitant.
------------------------------------------------------------------------------------------------------------------------------------

If you elect this benefit,  you must allocate your Account  Value in accordance  with an eligible  model under our asset  allocation programs.  Because this benefit,  once elected,  may not be  terminated,  you must keep your Account Value  allocated to an eligible model  throughout the life of the Annuity.  You may,  however,  switch from one eligible model to another  eligible model. Our asset allocation  programs are generally  described in the "Do You Offer Any Asset Allocation  Programs?"  Section of the Prospectus.  For
further information on asset allocation programs, please consult with your investment professional or call 1-800-766-4530.

The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

         If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit described above; and
2.    the HDV as of the Owner's date of death.

         If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

1.    the basic Death Benefit described above; and
2.    the HDV on the Death Benefit Target Date plus the sum of all Purchase  Payments less the sum of all  proportional  withdrawals since the Death Benefit Target Date.

         The amount  determined by this calculation is increased by any Purchase  Payments  received after the Owner's date of death and decreased by any proportional withdrawals since such date.

------------------------------------------------------------------------------------------------------------------------------------
The Highest Daily Value Death Benefit  described  above is currently  being  offered in those  jurisdictions  where we have received regulatory  approval.  Certain terms and conditions may differ between  jurisdictions  once approved.  The Highest Daily Value Death
Benefit is not available if you elect the Guarantee  Return Option,  Guarantee  Return Option Plus, the  "Combination 5% Roll-up and
Highest Anniversary Value" Death Benefit, or the Highest Anniversary Value Death Benefit.
------------------------------------------------------------------------------------------------------------------------------------

Key Terms Used with the Highest Daily Value Death Benefit:

|X|   The Death Benefit  Target Date for the Highest Daily Value Death Benefit is the later of the Annuity  anniversary  on or after
          --------------------------
     the 80th birthday of the current  Owner,  or the older of either the joint Owner or the  Annuitant,  if entity  owned,  or five years after the Issue Date of the Annuity.

|X|   The Highest Daily Value equals the highest of all previous "Daily Values" less  proportional  withdrawals  since such date and
          -------------------
     plus any Purchase Payments since such date.

|X|   The Daily Value is the Account Value as of the end of each  Valuation  Day. The Daily Value on the Issue Date is equal to your
          -----------
     Purchase Payment.

|X|   Proportional  withdrawals  are  determined by  calculating  the  percentage  of your Account Value that each prior  withdrawal
      -------------------------
     represented when withdrawn.  Proportional  withdrawals  result in a reduction to the Highest Daily Value by reducing such value in the same  proportion  as the  Account  Value was  reduced by the  withdrawal  as of the date the  withdrawal  occurred.  For example,  if your Highest Daily Value is $125,000 and you  subsequently  withdraw  $10,000 at a time when your Account Value is equal to $100,000 (a 10%  reduction),  when  calculating  the optional  Death  Benefit we will reduce your Highest  Daily Value
     ($125,000) by 10% or $12,500.

V.    CALCULATION OF OPTIONAL DEATH BENEFITS: The following section has been added to Appendix B of the Prospectus:

Examples of Highest Daily Value Death Benefit Calculation
The  following  are  examples of how the HDV Death  Benefit is  calculated.  Each  example  assumes an initial  Purchase  Payment of
$50,000.  Each example assumes that there is one Owner who is age 70 on the Issue Date.

Example with market increase and death before Death Benefit Target Date
Assume that the Owner's  Account Value has generally been  increasing  due to positive  market  performance  and that no withdrawals have been made.  On the date we receive due proof of death,  the  Account  Value is $75,000;  however,  the Highest  Daily Value was
$90,000.  Assume as well that the Owner has died before the Death  Benefit  Target Date.  The Death  Benefit is equal to the greater of the Highest Daily Value or the basic Death  Benefit.  The Death  Benefit  would be the HDV  ($90,000)  because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

Example with withdrawals
Assume that the Account Value has been increasing due to positive  market  performance and the Owner made a withdrawal of $15,000 in
Annuity  Year 7 when the  Account  Value was  $75,000.  On the date we receive  due proof of death,  the  Account  Value is $80,000;
however,  the Highest  Daily Value  ($90,000) was attained  during the fifth  Annuity  Year.  Assume as well that the Owner has died before the Death  Benefit  Target  Date.  The Death  Benefit is equal to the  greater of the  Highest  Daily  Value  (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

Highest Daily Value        = $90,000 - [$90,000 * $15,000/$75,000]
                           = $90,000 - $18,000
                           = $72,000

Basic Death Benefit        = max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                           = max [$80,000, $40,000]
                           = $80,000
                           The Death Benefit therefore is $80,000.

Example with death after Death Benefit Target Date
Assume that the Owner's Account Value has generally been  increasing due to positive market  performance and that no withdrawals had been made prior to the Death  Benefit  Target Date.  Further  assume that the Owner dies after the Death Benefit  Target Date,  when the Account Value is $75,000.  The Highest Daily Value on the Death Benefit  Target Date was $80,000;  however,  following the Death
Benefit  Target  Date,  the Owner made a Purchase  Payment of $15,000  and later had taken a  withdrawal  of $5,000 when the Account
Value was  $70,000.  The Death  Benefit is equal to the greater of the Highest  Daily  Value on the Death  Benefit  Target Date plus
Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

Highest Daily Value        = $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                           = $80,000 + $15,000 - $6,786
                           = $88,214

Basic Death Benefit        = max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) * $5,000/$70,000}]
                           = max [$75,000, $60,357]
                           = $75,000
                           The Death Benefit therefore is $88,214.

                                            American Skandia Life Assurance Corporation
                                                   A Prudential Financial Company
                                                         1 Corporate Drive
                                                         Shelton, CT 06484

                                                           1-800-766-4530

                                                               Note:

Other than as set forth herein,  this  Post-Effective  Amendment No. 7 to the  Registration  Statement  does not amend or delete any other  portion of Part C that was filed with the SEC on April 20, 2004, as part of  Post-Effective  Amendment No. 5, and on November
12, 2004 as part of Post-Effective Amendment No. 6.

                                                               PART C

                                                         OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(b)   Exhibits are attached as indicated.

         (4)(h)   Rider for Lifetime Five Income Benefit is hereby  incorporated by reference to  Post-Effective  Amendment No. 7 to
         Registration Statement 333-96577 filed on November 16, 2004.

         (4)(i)   Rider for Highest Daily Value Benefit is hereby  incorporated  by reference to  Post-Effective  Amendment No. 7 to
         Registration Statement 333-96577 filed on November 16, 2004.

                                                             SIGNATURES

      As required by the Securities Act of 1933 and the Investment  Company Act of 1940, the Registrant  certifies that it meets the requirements of Securities Act Rule 485(b) for  effectiveness  of the Registration  Statement and has duly caused this  Registration
Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 14th day of January, 2005.

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                             Registrant

                                          By: American Skandia Life Assurance Corporation
                                          -----------------------------------------------

By:     /s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                             Depositor

By:     /s/Robin Wagner
        Robin Wagner, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
              ---------                            -----                                       ----
                                           (Principal Executive Officer)

          David R. Odenath*        Chief Executive Officer and President                 January 14, 2005
          -----------------
          David R. Odenath

                                   (Principal Financial Officer and Principal Accounting Officer)

        Michael Bohm*               Executive Vice President and                        January 14, 2005
        -------------
         Michael Bohm               Chief Financial Officer

                                                        (Board of Directors)

      James Avery*Bernard J. Jacob*             Helen Galt*
      -----------------------------             -----------
      James AveryBernard J. Jacob               Helen Galt

           Ronald Joelson*                   David R. Odenath*                            Andrew J. Mako*
           ---------------                   -----------------                            ---------------
           Ronald Joelson                    David R. Odenath                            Andrew J. Mako

           C. Edward Chaplin*
           ------------------
           C. Edward Chaplin

                                    By:        /s/Robin Wagner
                                         -----------------------------
                                               Robin Wagner

                        *Executed by Robin Wagner on behalf of those indicated pursuant to Power of Attorney